Goodwill and intangible assets other than goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (557)	$ (1,433)
Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (3,048)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	24,756	23,341
Impact of business combinations		2,701
Disposals and derecognitions	(1)
Impairment charge		(910)
Currency translation effects	812	(376)
Intangible assets and goodwill at end of period	25,567	24,756	23,341
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	26,915	26,879
Impact of business combinations		2,580
Impact of acquisitions applying the optional concentration test	3,157
Additions	2,253	2,143
Disposals and derecognitions	(4)	(95)
Amortization charge	(3,517)	(3,457)
Impairment charge	(557)	(523)
Reversal of impairment charge		9
Currency translation effects	1,164	(621)
Intangible assets and goodwill at end of period	29,411	26,915	26,879
Intangible Assets other than Goodwill | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Amortization charge			(3,960)
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	7,222	5,329
Impact of business combinations		1,424
Impact of acquisitions applying the optional concentration test	3,157
Reclassifications	(1,386)
Additions	1,316	1,116
Impairment charge	(313)	(471)
Currency translation effects	435	(176)
Intangible assets and goodwill at end of period	10,431	7,222	5,329
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	16,912	20,017
Reclassifications	1,272
Additions	148	263
Disposals and derecognitions		(91)
Amortization charge	(2,750)	(2,964)
Impairment charge	(25)
Reversal of impairment charge		9
Currency translation effects	451	(322)
Intangible assets and goodwill at end of period	16,008	16,912	20,017
Capitalized development costs	100	100
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	2,781	1,533
Impact of business combinations		1,156
Reclassifications	114
Additions	789	764
Disposals and derecognitions	(4)	(4)
Amortization charge	(767)	(493)
Impairment charge	(219)	(52)
Currency translation effects	278	(123)
Intangible assets and goodwill at end of period	2,972	2,781	1,533
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	25,665	23,391
Intangible assets and goodwill at end of period	26,586	25,665	23,391
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	60,206	58,319
Intangible assets and goodwill at end of period	68,283	60,206	58,319
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	9,621	7,822
Intangible assets and goodwill at end of period	12,525	9,621	7,822
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	45,462	46,909
Intangible assets and goodwill at end of period	49,573	45,462	46,909
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,123	3,588
Intangible assets and goodwill at end of period	6,185	5,123	3,588
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(909)	(50)
Intangible assets and goodwill at end of period	(1,019)	(909)	(50)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(33,291)	(31,440)
Intangible assets and goodwill at end of period	(38,872)	(33,291)	(31,440)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,399)	(2,493)
Intangible assets and goodwill at end of period	(2,094)	(2,399)	(2,493)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(28,550)	(26,892)
Impairment charge			(300)
Intangible assets and goodwill at end of period	(33,565)	(28,550)	(26,892)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,342)	(2,055)
Intangible assets and goodwill at end of period	$ (3,213)	$ (2,342)	$ (2,055)